SEGMENT INFORMATION	12 Months Ended
Dec. 29, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 13. SEGMENT INFORMATION

The accounting policies of the segments are described in Note 1, "Summary of Significant Accounting Policies." Intersegment sales are recorded at or near market prices and are eliminated in determining consolidated sales. We evaluate performance based on income from operations before interest expense and taxes. General corporate expenses are also excluded from the computation of income from operations for the segments.

        We do not disclose total assets by reportable segment since we do not produce and review such information internally. We do not disclose revenues from external customers for each product because it is impracticable to do so. As our reporting structure is not organized by country, results by individual country are not provided because it is impracticable to do so.

        Financial information by reportable segment and other businesses from continuing operations is set forth below.

(In millions)	2012	2011	2010

Net sales to unaffiliated customers
Pressure-sensitive Materials	$4,255.5	$4,260.7	$4,000.8
Retail Branding and Information Solutions	1,534.1	1,510.0	1,534.2
Other specialty converting businesses	246.0	255.6	247.0

Net sales to unaffiliated customers	$6,035.6	$6,026.3	$5,782.0

Intersegment sales
Pressure-sensitive Materials	$74.1	$73.1	$67.2
Retail Branding and Information Solutions	4.7	3.4	2.5
Other specialty converting businesses	6.5	5.9	5.6

Intersegment sales	$85.3	$82.4	$75.3

Income (loss) from continuing operations before taxes
Pressure-sensitive Materials	$362.9	$352.2	$356.6
Retail Branding and Information Solutions	54.5	42.7	60.2
Other specialty converting businesses	(2.9)	3.4	(.6)
Corporate expense	(86.2)	(94.4)	(100.9)
Interest expense	(72.8)	(71.0)	(76.3)

Income from continuing operations before taxes	$255.5	$232.9	$239.0

Capital expenditures
Pressure-sensitive Materials	$63.8	$70.0	$54.4
Retail Branding and Information Solutions	24.4	23.8	42.8
Other specialty converting businesses	7.4	5.9	3.9
Corporate	1.3	1.6	1.8

Capital expenditures	$96.9	$101.3	$102.9

Depreciation expense
Pressure-sensitive Materials	$82.1	$85.7	$88.5
Retail Branding and Information Solutions	56.7	57.9	56.5
Other specialty converting businesses	8.5	10.4	12.7
Corporate	3.2	3.8	4.0

Depreciation expense	$150.5	$157.8	$161.7

Other expense, net by reportable segment and other businesses
Pressure-sensitive Materials	$33.2	$19.9	$9.0
Retail Branding and Information Solutions	24.6	17.7	6.2
Other specialty converting businesses	5.9	(4.7)	.8
Corporate	5.7	13.7	3.6

Other expense, net	$69.4	$46.6	$19.6

Other expense, net by type
Restructuring costs:
Severance and related costs	$49.6	$35.5	$10.0
Asset impairment and lease cancellation charges	6.8	9.0	2.7
Other items:
Indefinite-lived intangible asset impairment charge	7.0	–	–
Gain on sale of product line	(.6)	(5.6)	–
Gain on sale of investment	–	–	(.5)
Loss from debt extinguishments	–	.7	4.0
Loss from curtailment of domestic pension obligations	–	–	2.5
Legal settlements	–	(1.2)	.9
Costs associated with exiting product lines	3.9	–	–
OCP divestiture-related costs (1)	2.7	8.2	–

Other expense, net	$69.4	$46.6	$19.6

(1)
Represents the portion in continuing operations.

        Revenues in our continuing operations by geographic area are set forth below. Revenues are attributed to geographic areas based on the location to which the product is shipped. Export sales from the United States to unaffiliated customers are not a material factor in our business.

(In millions)	2012	2011	2010

Net sales to unaffiliated customers
U.S.	$1,682.8	$1,636.1	$1,602.5
Europe	1,861.9	2,007.8	1,896.7
Asia	1,634.4	1,533.5	1,474.9
Latin America	501.2	489.8	468.4
Other international	355.3	359.1	339.5

Net sales to unaffiliated customers	$6,035.6	$6,026.3	$5,782.0

        Property, plant and equipment, net, in our U.S. and international operations are set forth below.

(In millions)	2012	2011	2010

Property, plant and equipment, net
U.S.	$340.2	$370.5	$488.4
International	675.3	708.9	774.5

Property, plant and equipment, net	$1,015.5	$1,079.4	$1,262.9